Document and Entity Information	Sep. 20, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 20, 2019
Registrant Name	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0001122649
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 20, 2019
Document Effective Date	Sep. 20, 2019
Prospectus Date	Feb. 01, 2019
Hillman Value Fund | No Load Shares
Prospectus:
Trading Symbol	HCMAX